Description of the Plan (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Pretax, maximum annual compensation to total compensation, percentage	90.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	50.00%
Participant compensation matched, percentage	8.00%
Collective bargaining agreement, matching percentage	75.00%
Collective bargaining agreement, participant compensation matched, percentage	4.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	20 years
Note receivable from participant, basis spread on variable rate (percent)	2.00%
Benefits vested upon plan termination or discontinuance (percent)	100.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	9.00%